Guarantees and commitments	12 Months Ended
Dec. 31, 2013
Guarantees and commitments
32 Guarantees and commitments

Guarantees

In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2013 (CHF million)
Credit guarantees and similar instruments	2,826	1,125	396	569	4,916	4,768		34	2,333
Performance guarantees and similar instruments	4,428	1,786	1,006	145	7,365	6,444		87	3,312
Securities lending indemnifications	11,479	0	0	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	9,544	1,960	1,899	31,650	31,650		715	–	[3]
Other guarantees	4,003	817	197	198	5,215	5,191		3	2,631
Total guarantees	40,983	13,272	3,559	2,811	60,625	59,532		839	19,755
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,104	1,543	334	606	12,587	12,200		53	1,920
Performance guarantees and similar instruments	5,160	1,643	970	1,758	9,531	8,793		139	3,336
Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]
Other guarantees	4,297	689	286	147	5,419	5,397		3	2,812
Total guarantees	52,969	13,826	3,423	4,945	75,163	74,016		1,180	20,279
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Credit guarantees and similar instruments

Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Fannie Mae and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse Fannie Mae for losses on certain whole loans underlying mortgage-backed securities issued by Fannie Mae, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in the >>>fair value of those assets.

Performance guarantees and similar instruments

Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications

Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives

>>>Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the carrying value reflected in the table.

Other guarantees

Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by >>>FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2013 to June 30, 2014 is CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees.

PAF2 transaction

The Group’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Group. In the first quarter of 2012, the Group entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covered approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Group, and was addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element was retained by the Group and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic >>>CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Group’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from >>>CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Group for counterparty risk management. As of December 31, 2013, the carrying value of the PAF2 awards was CHF 652 million. The amount of the PAF2 awards compensation expense for 2013 was CHF 83 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 28 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Group had purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer was calculated using the same model as for the PAF2 awards. The Group also had a credit support facility with this entity that allowed the Group to provide credit support in connection with other assets that are commonly financed through the issuance of >>>CP and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances included: (i) a disruption of the CP market such that the entity could not issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeded certain thresholds and the Group instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider was downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount could be settled by the assignment of the rights and obligations of the CDS to the Group. The credit support facility was accounted for on an accrual basis.

In December 2012, the >>>BCBS published updated regulatory guidance that made the PAF2 transaction as it was structured ineligible for counterparty credit spread hedging under the >>>Basel III framework. As a result of this new guidance, the Group had the right to exercise a regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. In October 2013, the Group exercised the call to terminate the CDS and the credit support facility at par.

As of December 31, 2013, the mezzanine layer in the form of PAF2 awards remained in place. In the first quarter of 2014, the Group terminated the PAF2 awards and exchanged them at fair value for other compensation awards in the form of either Contingent Capital Awards or for an interest in a fund at the discretion of the award holders.

> Refer to “Note 28 – Employee deferred compensation” for further information.

Representations and warranties on residential mortgage loans sold

In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

With respect to its outstanding repurchase claims, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued because of the heterogeneity of its portfolio, the complexity of legal and factual determinations related to each claim, the limited amount of discovery and/or other factors.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2013 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2013 and 2012, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold

January 1, 2004 to December 31, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.5
Non-agency securitizations	133.8	[2]
Total	165.5
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 26.2 billion as of December 31, 2013. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2013 was attributable to borrower payments of USD 88.9 billion and losses of USD 18.7 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims

	2013						2012
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations		Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395		1,926		68	432	243	743
New claims	69	139	1,039		1,247		58	57	2,032	2,147
Claims settled through repurchases	(4)	(1)	(2)		(7)	[1]	(7)	0	(7)	(14)	[1]
Other settlements	(31)	(178)	(7)		(216)	[2]	(15)	(7)	(32)	(54)	[2]
Total claims settled	(35)	(179)	(9)		(223)		(22)	(7)	(39)	(68)
Claims rescinded	(24)	(4)	0		(28)		(37)	(18)	0	(55)
Transfers to/from arbitration and litigation, net [3]	0	0	(2,342)	[4]	(2,342)		0	0	(841)	(841)
Balance at end of period	77	420	83		580		67	464	1,395	1,926
1 Settled at a repurchase price of USD 6 million and USD 15 million in 2013 and 2012, respectively.
2 Settled at USD 48 million and USD 41 million in 2013 and 2012, respectively.
3 Refer to "Note 38 – Litigation" for repurchase claims that are in arbitration or litigation.
4 Transfers to arbitration and litigation disclosed in 2013 include portfolios of claims of approximately USD 0.3 billion for which formal legal proceedings had commenced in prior periods.

Provisions for outstanding repurchase claims

	2013		2012
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55		59
Increase/(decrease) in provisions, net	145		52
Realized losses [2]	(54)	[3]	(56)	[4]
Balance at end of period	146	[3]	55	[5]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 38 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and private investors.
4 Primarily related to government-sponsored enterprises and non-agency securitizations.
5 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 38 – Litigation” for further information.

Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications

The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the “Guarantees” table and are discussed below.

Disposal-related contingencies

In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications

The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Lease commitments

Lease commitments (CHF million)
2014	580
2015	527
2016	474
2017	412
2018	365
Thereafter	3,063
Future operating lease commitments	5,421
Less minimum non-cancellable sublease rentals	171
Total net future minimum lease commitments	5,250

Rental expense for operating leases

in	2013	2012	2011
Rental expense for operating leases (CHF million)
Minimum rental expense	642	631	554
Sublease rental income	(85)	(98)	(97)
Total net expenses for operating leases	557	533	457

Operating lease commitments

The Group has contractual commitments under operating lease arrangements for certain premises and equipment. Under operating leases, the leased property is not reported on the balance sheet of the lessee. Lease payments required by the contract are generally expensed on a straight-line basis over the term of the lease. The related commitments for future rental expenses under operating leases are included in the table “Lease commitments”.

From time to time, the Group may enter into sale-leaseback transactions, in which an asset is sold and immediately leased back. If specific criteria are met, such asset is derecognized from the balance sheet and an operating lease is recognized. If the present value of the lease payments is equal to or higher than 10% of the fair value of the property sold, any resulting gains up to an amount equal to the present value of the lease payments are deferred and recognized in the statement of operations over the term of the lease as a reduction of rental expense. Gains on sale-leaseback transactions for which the lease payments are lower than 10% of the fair value of the property sold or gains in excess of the present value of the lease payments are recognized in the statements of operations upon completion of the sale.

Sale-leaseback transactions

In the first quarter of 2012, the Group sold the office complex of its European headquarters at One Cabot Square in London to OCS Investment S.à.r.l. and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each. OCS Investment S.à.r.l. is a company wholly owned by the Qatar Investment Authority, which is a minority shareholder of the Group.

In the fourth quarter of 2012, the Group sold the Uetlihof office complex in Zurich, the Group’s principal office building worldwide, to Norges Bank, a minority shareholder of the Group, and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years. Norges Bank, through its Investment Management unit, was acting as the buyer on behalf of the Norwegian Government Pension Fund Global.

During 2013 and 2012, the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between two and ten years and between five and ten years, respectively. The total contractual rental expenses were CHF 78 million for the 2013 sale-leaseback transactions and CHF 41 million for the 2012 sale-leaseback transactions.

Other commitments

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2013 (CHF million)
Irrevocable commitments under documentary credits	5,484	27	1	0	5,512	5,452		3,381
Irrevocable loan commitments [2]	27,250	26,877	35,376	7,487	96,990	92,732		47,996
Forward reverse repurchase agreements	26,893	0	0	0	26,893	26,893		26,893
Other commitments	2,481	1,020	104	286	3,891	3,891		350
Total other commitments	62,108	27,924	35,481	7,773	133,286	128,968		78,620
2012 (CHF million)
Irrevocable commitments under documentary credits	6,217	35	6	0	6,258	6,061		3,219
Irrevocable loan commitments [2]	32,794	23,612	37,790	6,023	100,219	94,748		32,765
Forward reverse repurchase agreements	45,556	0	0	0	45,556	45,556		45,556
Other commitments	949	864	172	576	2,561	2,561		131
Total other commitments	85,516	24,511	37,968	6,599	154,594	148,926		81,671
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 90,254 million and CHF 78,887 million of unused credit limits as of December 31, 2013 and 2012, respectively, which were revocable at the Group's sole discretion upon notice to the client. Prior period has been adjusted to the current presentation.

Irrevocable commitments under documentary credits

Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Irrevocable loan commitments

Irrevocable loan commitments are irrevocable credit facilities extended to clients and include fully or partially undrawn commitments that are legally binding and cannot be unconditionally cancelled by the Group. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements

Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the >>>reverse repurchase transactions takes place on specified future dates.

Other commitments

Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.

Bank
Guarantees and commitments
31 Guarantees and commitments

Guarantees

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2013 (CHF million)
Credit guarantees and similar instruments	2,820	1,125	396	569	4,910	4,762		34	2,330
Performance guarantees and similar instruments	4,337	1,733	981	136	7,187	6,265		83	3,277
Securities lending indemnifications	11,479	0	0	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	9,544	1,960	1,899	31,650	31,650		715	–	[3]
Other guarantees	3,894	811	193	193	5,091	5,068		3	2,606
Total guarantees	40,777	13,213	3,530	2,797	60,317	59,224		835	19,692
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,101	1,541	334	606	12,582	12,195		53	1,918
Performance guarantees and similar instruments	5,047	1,599	951	1,750	9,347	8,608		135	3,307
Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]
Other guarantees	4,172	684	281	144	5,281	5,260		3	2,789
Total guarantees	52,728	13,775	3,399	4,934	74,836	73,689		1,176	20,225
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the >>>Swiss Financial Market Supervisory Authority FINMA (FINMA) or by the compulsory liquidation of another deposit-taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2013 to June 30, 2014 is CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees.

> Refer to “Note 32 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.

PAF2 transaction

The Bank’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Bank. In the first quarter of 2012, the Bank entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covered approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Bank, and was addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element was retained by the Bank and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Bank’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Bank for counterparty risk management. As of December 31, 2013, the carrying value of the PAF2 awards was CHF 649 million. The amount of the PAF2 awards compensation expense for 2013 was CHF 83 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 27 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Bank had purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a credit default swap (CDS), accounted for at fair value, with a third-party entity. The value of the senior layer was calculated using the same model as for the PAF2 awards. The Bank also had a credit support facility with this entity that allowed the Bank to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances included: (i) a disruption of the CP market such that the entity could not issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeded certain thresholds and the Bank instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider was downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount could be settled by the assignment of the rights and obligations of the CDS to the Bank. The credit support facility was accounted for on an accrual basis.

In December 2012, the >>>Basel Committee on Banking Supervision (BCBS) published updated regulatory guidance that made the PAF2 transaction as it was structured ineligible for counterparty credit spread hedging under the >>>Basel III framework. As a result of this new guidance, the Bank had the right to exercise a regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. In October 2013, the Bank exercised the call to terminate the CDS and the credit support facility at par.

As of December 31, 2013, the mezzanine layer in the form of PAF2 awards remained in place. In February 2014, the Bank terminated the PAF2 awards and exchanged them at fair value for other compensation awards in the form of either Contingent Capital Awards or for an interest in a fund at the discretion of the award holders.

> Refer to “Note 27 – Employee deferred compensation” for further information.

Representations and warranties on residential mortgage loans sold

In connection with Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.

> Refer to “Note 32 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.

With respect to its outstanding repurchase claims, the Bank is unable to estimate reasonably possible losses in excess of the amounts accrued because of the heterogeneity of its portfolio, the complexity of legal and factual determinations related to each claim, the limited amount of discovery and/or other factors.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2013 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2013 and 2012, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold

January 1, 2004 to December 31, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.5
Non-agency securitizations	133.8	[2]
Total	165.5
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 26.2 billion as of December 31, 2013. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2013 was attributable to borrower payments of USD 88.9 billion and losses of USD 18.7 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims

	2013						2012
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations		Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395		1,926		68	432	243	743
New claims	69	139	1,039		1,247		58	57	2,032	2,147
Claims settled through repurchases	(4)	(1)	(2)		(7)	[1]	(7)	0	(7)	(14)	[1]
Other settlements	(31)	(178)	(7)		(216)	[2]	(15)	(7)	(32)	(54)	[2]
Total claims settled	(35)	(179)	(9)		(223)		(22)	(7)	(39)	(68)
Claims rescinded	(24)	(4)	0		(28)		(37)	(18)	0	(55)
Transfers to/from arbitration and litigation, net [3]	0	0	(2,342)	[4]	(2,342)		0	0	(841)	(841)
Balance at end of period	77	420	83		580		67	464	1,395	1,926
1 Settled at a repurchase price of USD 6 million and USD 15 million in 2013 and 2012, respectively.
2 Settled at USD 48 million and USD 41 million in 2013 and 2012, respectively.
3 Refer to "Note 36 – Litigation" for repurchase claims that are in arbitration or litigation.
4 Transfers to arbitration and litigation disclosed in 2013 include portfolios of claims of approximately USD 0.3 billion for which formal legal proceedings had commenced in prior periods.

Provisions for outstanding repurchase claims

	2013		2012
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55		59
Increase/(decrease) in provisions, net	145		52
Realized losses [2]	(54)	[3]	(56)	[4]
Balance at end of period	146	[3]	55	[5]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 36 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and private investors.
4 Primarily related to government-sponsored enterprises and non-agency securitizations.
5 Primarily related to government-sponsored enterprises.

Lease commitments

Lease commitments (CHF million)
2014	579
2015	526
2016	473
2017	412
2018	365
Thereafter	3,062
Future operating lease commitments	5,417
Less minimum non-cancellable sublease rentals	171
Total net future minimum lease commitments	5,246

Rental expense for operating leases

in	2013	2012	2011
Rental expense for operating leases (CHF million)
Minimum rental expense	642	629	549
Sublease rental income	(85)	(97)	(96)
Total net expenses for operating leases	557	532	453

Operating lease commitments

> Refer to “Note 32 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.

Sale-leaseback transactions

In the first quarter of 2012, the Bank sold the office complex of its European headquarters at One Cabot Square in London to OCS Investment S.à.r.l. and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each. OCS Investment S.à.r.l. is a company wholly owned by the Qatar Investment Authority, which is a minority shareholder of the Group.

In the fourth quarter of 2012, the Bank sold the Uetlihof office complex in Zurich, the Bank’s principal office building worldwide, to Norges Bank, a minority shareholder of the Group, and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years. Norges Bank, through its Investment Management unit, was acting as the buyer on behalf of the Norwegian Government Pension Fund Global.

During 2013 and 2012, the Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between two and ten years and between five and ten years, respectively. The total contractual rental expenses were CHF 78 million for the 2013 sale-leaseback transactions and CHF 41 million for the 2012 sale-leaseback transactions.

Other commitments

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2013 (CHF million)
Irrevocable commitments under documentary credits	5,478	27	1	0	5,506		5,446		3,380
Irrevocable loan commitments	27,154	26,852	35,326	7,483	96,815	[2]	92,557		47,995
Forward reverse repurchase agreements	26,893	0	0	0	26,893		26,893		26,893
Other commitments	2,436	1,020	103	286	3,845		3,845		351
Total other commitments	61,961	27,899	35,430	7,769	133,059		128,741		78,619
2012 (CHF million)
Irrevocable commitments under documentary credits	6,210	35	6	0	6,251		6,054		3,219
Irrevocable loan commitments	32,632	23,610	37,790	6,022	100,054	[2]	94,582		32,759
Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556
Other commitments	906	863	171	575	2,515		2,515		131
Total other commitments	85,304	24,508	37,967	6,597	154,376		148,707		81,665
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 87,161 million and CHF 75,832 million of unused credit limits as of December 31, 2013 and 2012, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.

> Refer to “Note 32 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.